As filed with the United States Securities and Exchange Commission on December 23, 2019

1933 Act File No. 033-19862

1940 Act File No. 811-05460

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 75	☒

AIM TREASURER’S SERIES TRUST (INVESCO TREASURER’S SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 23rd day of December, 2019.

Registrant:	AIM TREASURER’S SERIES TRUST (INVESCO TREASURER’S SERIES TRUST)

By: /s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	December 23, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	December 23, 2019
(David C. Arch)

/s/ Beth Ann Brown***	Trustee	December 23, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	December 23, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	December 23, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	December 23, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	December 23, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	December 23, 2019
(Eli Jones)

/s/ Elizabeth Krentzman***	Trustee	December 23, 2019
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.**	Trustee	December 23, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	December 23, 2019
(Prema Mathai-Davis)

	/s/ Joel W. Motley***	Trustee	December 23, 2019
(Joel W. Motley)

	/s/ Teresa M. Ressel*	Trustee	December 23, 2019
(Teresa M. Ressel)

	/s/ Ann Barnett Stern*	Trustee	December 23, 2019
(Ann Barnett Stern)

	/s/ Raymond Stickel, Jr.*	Trustee	December 23, 2019
(Raymond Stickel, Jr.)

	/s/ Philip A. Taylor*	Trustee	December 23, 2019
(Philip A. Taylor)

	/s/ Robert C. Troccoli*	Trustee	December 23, 2019
(Robert C. Troccoli)

	/s/ Daniel S. Vandivort***	Trustee	December 23, 2019
(Daniel S. Vandivort)

	/s/ James D. Vaughn***	Trustee	December 23, 2019
(James D. Vaughn)

	/s/ Christopher L. Wilson*	Trustee	December 23, 2019
(Christopher L. Wilson)
	/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	December 23, 2019
(Kelli Gallegos)

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in Registrant’s Post-Effective Amendment No. 68 on December 19, 2018.
**

Sheri Morris, pursuant to power of attorney dated March 1, 2019, incorporated by reference to Post-Effective Amendment No. 15 to Invesco Management Trust Registration Statement on Form N-1A, filed on December 10, 2019.

***

Sheri Morris, pursuant to powers of attorney dated June 10, 2019, incorporated by reference to Post-Effective Amendment No. 15 to Invesco Management Trust Registration Statement on Form N-1A, filed on December 10, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase